Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	KP Funds
Central Index Key	dei_EntityCentralIndexKey	0001573386
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	kpf
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015
KP LARGE CAP EQUITY FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	kpf_SupplementTextBlock

THE KP FUNDS

SUPPLEMENT DATED SEPTEMBER 28, 2015

TO THE PROSPECTUS DATED MAY 1, 2015 (THE "PROSPECTUS") FOR THE KP LARGE CAP

EQUITY FUND (THE "FUND")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN

THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

AQR Capital Management, LLC ("AQR") and PanAgora Asset Management, Inc. ("PanAgora") now serve as investment sub-advisers to the Fund pursuant to (i) a new investment sub-advisory agreement between Callan Associates, Inc. ("Callan"), the investment adviser of the Fund, and AQR and (ii) a new investment sub-advisory agreement between Callan and PanAgora, each with respect to the Fund, approved by the Board of Trustees of The KP Funds on August 24, 2015.

Strategy [Heading]	rr_StrategyHeading	Accordingly, the Prospectus is hereby amended and supplemented as follows: 1. THE FOLLOWING IS ADDED TO THE FUND'S "PRINCIPAL INVESTMENT STRATEGIES" SECTION:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

ACTIVE LARGE CAP CORE #1: AQR Capital Management, LLC ("AQR") manages the portion of the Fund's assets allocated to the Active Large Cap Core #1 Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell 1000 Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 1000 Index is a free float-adjusted capitalization-weighted index comprised primarily of equity securities issued by the largest U.S. companies. As of January 31, 2015, the market capitalization of companies included in the Russell 1000 Index ranged from $201 million to $706.436 billion. The Russell 1000 Index is reconstituted annually.

Under normal circumstances, AQR will seek to invest the Sub-strategy's assets primarily in equity and equity-related instruments (including, but not limited to, common stocks, preferred stocks, depositary receipts, rights and warrants, exchange-traded funds ("ETFs") that invest in equity securities and equity index futures contracts). AQR may use ETFs and futures contracts to gain exposure to the equity market and to maintain liquidity to pay for redemptions.

The Sub-strategy's portfolio normally will be managed by both overweighting and underweighting securities relative to the Russell 1000 Index, using AQR's proprietary quantitative return forecasting models and systematic risk-control methods. AQR starts with the securities that are included in the Russell 1000 Index and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, AQR employs a disciplined approach emphasizing bottom-up security and industry/sector selection decisions. AQR uses a set of value, momentum and economic factors to generate an investment portfolio based on AQR's security selection procedures. AQR utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each equity instrument.

ACTIVE LARGE CAP CORE #2: PanAgora Asset Management, Inc. ("PanAgora") manages the portion of the Fund's assets allocated to the Active Large Cap Core #2 Sub-strategy. The primary objective for the Sub-strategy is to out-perform the Russell 1000 Index over a full market cycle. No assurances can be given that this objective will be achieved. The Russell 1000 Index is a free float-adjusted capitalization-weighted index comprised primarily of equity securities issued by the largest U.S. companies. As of January 31, 2015, the market capitalization of companies included in the Russell 1000 Index ranged from $201 million to $706.436 billion. The Russell 1000 Index is reconstituted annually.

Under normal circumstances, PanAgora will seek to invest the Sub-strategy's assets primarily in common and preferred stocks of U.S. companies with market capitalizations in the range of companies included in the Russell 1000 Index. PanAgora may also invest the Sub-strategy's assets in exchange-traded funds ("ETFs") or futures contracts to seek to equitize cash positions.

PanAgora believes that excess returns may be generated by investing in high-quality firms with capable management, positive momentum, and/or attractive valuations, while avoiding companies that ignore shareholder interests, and by identifying and exploiting market inefficiencies resulting from investors' under/over reactions to market information, and other behavioral biases. Accordingly, the Sub-strategy's asset allocations are largely driven by a proprietary contextual model that forecasts stock returns based on combinations of value, momentum and quality factors tailored to individual stocks. PanAgora evaluates the model's buy and sell recommendations to build a portfolio that maximizes expected excess return for a given level of risk, subject to certain limitations on sector, industry and security position sizes.

Risk [Heading]	rr_RiskHeading	2. THE FOLLOWING IS ADDED TO THE FUND'S "PRINCIPAL RISKS" SECTION:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

EXCHANGE-TRADED FUNDS ("ETFS") RISK - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

MODEL AND DATA RISK - Quantitative models and information, and data supplied by third parties ("Models and Data"), are used to construct sets of transactions and investments, and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

RIGHTS AND WARRANTS RISK - Rights and warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Rights and warrants may be more speculative than other types of investments. The price of a right or warrant may be more volatile than the price of its underlying security, and a right or warrant may offer greater potential for capital appreciation as well as capital loss. A right or warrant ceases to have value if it is not exercised prior to its expiration date.

Supplement Closing [Text Block]	kpf_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. KPF-SK-009-0100